Prepaid Expenses and Deposits	12 Months Ended
Feb. 29, 2016
Prepaid Expenses and Deposits [Text Block]
4.	Prepaid Expenses and Deposits
	2016	2015
Slotting fees	$146,918	$53,208
Insurance premiums	84,338	79,877
Rental deposits and other	185,390	156,498
	$416,646	$289,583